Commitments, Guarantees and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Consolidated Summary Financial Information

For the years ended	SLF Inc.(unconsolidated)	Sun Life Assurance (consolidated)	Other subsidiaries of SLF Inc. (combined)	Consolidation adjustments	SLF Inc. (consolidated)
December 31, 2024
Insurance revenue	$—	$19,389	$4,841	$(1,593)	$22,637
Net investment income (loss) excluding result for segregated fund holders	305	7,138	242	(270)	7,415
Fee income	1	1,992	7,128	(540)	8,581
Other income	—	—	163	—	163
Total revenue	$306	$28,519	$12,374	$(2,403)	$38,796
Shareholders’ net income (loss)	$3,128	$1,501	$1,675	$(3,175)	$3,129
December 31, 2023
Insurance revenue	$—	$17,844	$5,055	$(1,543)	$21,356
Net investment income (loss) excluding result for segregated fund holders	466	11,176	903	(959)	11,586
Fee income	1	1,687	6,647	(503)	7,832
Other income	—	169	—	—	169
Total revenue	$467	$30,876	$12,605	$(3,005)	$40,943
Shareholders’ net income (loss)	$3,165	$1,908	$1,084	$(2,992)	$3,165

Assets and liabilities as at	SLF Inc.(unconsolidated)	Sun Life Assurance (consolidated)	Other subsidiaries of SLF Inc. (combined)	Consolidation adjustments	SLF Inc. (consolidated)
December 31, 2024
Invested assets	$28,494	$175,508	$12,449	$(26,634)	$189,817
Reinsurance contract held assets	$—	$6,353	$—	$(35)	$6,318
Insurance contract assets	$—	$227	$1,583	$(1,455)	$355
Total other general fund assets	$4,639	$13,979	$10,299	$(3,472)	$25,445
Investments for account of segregated fund holders	$—	$148,720	$66	$—	$148,786
Insurance contract liabilities excluding those for account of segregated fund holders	$—	$147,196	$108	$(35)	$147,269
Reinsurance contract held liabilities	$—	$3,281	$—	$(1,456)	$1,825
Investment contract liabilities	$—	$11,677	$1	$—	$11,678
Total other general fund liabilities	$7,576	$16,191	$15,589	$(4,322)	$35,034
Insurance contract liabilities for account of segregated fund holders	$—	$20,031	$66	$—	$20,097
Investment contract liabilities for account of segregated fund holders	$—	$128,689	$—	$—	$128,689
December 31, 2023
Invested assets	$26,239	$164,557	$13,913	$(30,381)	$174,328
Reinsurance contract held assets	$—	$5,858	$3	$(67)	$5,794
Insurance contract assets	$—	$184	$637	$(637)	$184
Total other general fund assets	$4,547	$13,302	$9,805	$(3,171)	$24,483
Investments for account of segregated fund holders	$—	$128,396	$56	$—	$128,452
Insurance contract liabilities excluding those for account of segregated fund holders	$—	$135,445	$291	$(67)	$135,669
Reinsurance contract held liabilities	$—	$2,260	$—	$(637)	$1,623
Investment contract liabilities	$—	$11,672	$—	$—	$11,672
Total other general fund liabilities	$7,300	$15,041	$14,880	$(5,596)	$31,625
Insurance contract liabilities for account of segregated fund holders	$—	$18,985	$56	$—	$19,041
Investment contract liabilities for account of segregated fund holders	$—	$109,411	$—	$—	$109,411